Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of Property and Equipment

Property and equipment are stated at cost less accumulated depreciation and impairment losses. Depreciation is provided using the straight-line method based on the estimated useful life. The estimated useful lives of property and equipment are as follows:

Office equipment	5 years
Furniture and fixture	5 years
Motor vehicle	5 years

Schedule of Exchange Rates Consolidated Financial Statements

The following table outlines the exchange rates between HK$ and US$ that are used in preparing these consolidated financial statements:

	As of December 31,
	2024	2023
Year-end spot rate	7.7677	7.8109

	For the Years Ended December 31,
	2024	2023	2022
Average rate	7.8030	7.8292	7.8306